Supplement to the currently effective Statements of Additional Information for the listed Portfolios:

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DWS Global Opportunities VIP
DWS International VIP

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DWS Global Opportunities VIP

Effective on or about September 30, 2008, the following replaces similar language in the "Fund Service Providers-Custodian" section of the Portfolio's Statements of Additional Information:

Portfolio securities of DWS Global Opportunities VIP are held separately, pursuant to a custodian agreement, by JP Morgan Chase, N.A., 1 Chase Manhattan Plaza, New York, NY 10005-1401.


DWS International VIP

Effective on or about October 7, 2008, the following replaces similar language in the "Fund Service Providers-Custodian" section of the Portfolio's Statements of Additional Information:

Portfolio securities of DWS International VIP are held separately, pursuant to a custodian agreement, by JP Morgan Chase, N.A., 1 Chase Manhattan Plaza, New York, NY 10005-1401.